REIMBURSEMENT RIGHTS AND OBLIGATIONS - (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
CCC	R$ 4,684	R$ 48,458	R$ 454,139
Non-current assets
CCC	7,046,002	9,096,614
CCC - ECL Allowance	(1,462,555)	(3,681,067)
Reimbursement rights, Non-current assets	5,583,447	5,415,547	5,802,172
Total reimbursement rights	5,588,131	5,464,005
Current liabilities
Deviation from Angra 2	244,852
PROINFA	1,373,656	1,796,753
Reimbursement obligations, Current liabilities	1,618,508	1,796,753	R$ 1,250,619
Non-current liabilities
Deviation from Angra 2	22,259
Total repayment obligation	R$ 1,640,767	R$ 1,796,753